UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22010

Cohen & Steers European Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31, 2007

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	92.9%
AUSTRIA	3.9%
DIVERSIFIED	3.9%
CA Immobilien Anlagen AG(a)		16,075	$413,748
Immofinanz Immobilien Anlagen AG		16,264	204,414
TOTAL AUSTRIA			618,162

FINLAND	3.1%
DIVERSIFIED	1.1%
Citycon Oyj		28,169	178,231
OFFICE	2.0%
Sponda Oyj		22,802	320,875
TOTAL FINLAND			499,106

FRANCE	22.3%
DIVERSIFIED	19.3%
Eurosic		1,968	139,996
Fonciere des Regions		3,425	514,168
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)		2,018	325,459
Unibail		6,271	1,479,676
Unibail-Rodamco		2,506	600,037
			3,059,336

SHOPPING CENTER	3.0%
Klepierre		2,350	360,403
Mercialys Promesse		3,463	120,943
			481,346
TOTAL FRANCE			3,540,682

GERMANY	4.7%
APARTMENT	1.5%
Gagfah SA		3,038	60,187
Patrizia Immobilien AG		11,833	181,540
			241,727

1

		Number of Shares	Value

DIVERSIFIED	1.0%
IVG Immobilien AG		4,434	$161,400
OFFICE	2.2%
Alstria Office AG(a)		13,541	250,103
Eurocastle Investment Ltd.		2,366	98,430
			348,533
TOTAL GERMANY			751,660

ITALY	3.3%
DIVERSIFIED	0.6%
Pirelli & C. Real Estate S.p.A.		1,893	99,151
OFFICE	1.6%
Beni Stabili S.p.A.		209,296	260,059
SHOPPING CENTER	1.1%
Immobiliare Grande Distribuzione		41,865	166,070
TOTAL ITALY			525,280

NETHERLANDS	5.4%
DIVERSIFIED	0.6%
Eurocommercial Properties NV		1,964	96,251
INDUSTRIAL	0.7%
ProLogis European Properties		7,262	112,512
OFFICE	1.4%
VastNed Offices/Industrial NV		6,570	218,799

SHOPPING CENTER	2.7%
Corio NV		5,334	380,298
VastNed Retail NV		695	56,100
			436,398
TOTAL NETHERLANDS			863,960

NORWAY	1.8%
HOTEL	0.4%
NorGani Hotels ASA		5,765	67,147

2

		Number of Shares	Value

OFFICE	1.4%
Norwegian Property ASA		17,967	$213,620
TOTAL NORWAY			280,767

SWEDEN	4.5%
DIVERSIFIED	2.2%
Castellum AB		20,331	246,042
Kungsleden AB		7,976	101,772
			347,814
OFFICE	2.3%
Fabege AB		20,773	220,224
Klovern AB		38,062	150,206
			370,430
TOTAL SWEDEN			718,244

SWITZERLAND	0.6%
DIVERSIFIED	0.6%
PSP Swiss Property AG(a)		1,882	99,610

UNITED KINGDOM	43.3%
DIVERSIFIED	23.8%
British Land Co., PLC		59,255	1,477,274
Helical Bar PLC		25,390	228,368
Land Securities Group PLC		49,003	1,668,669
Quintain Estates & Development PLC		13,433	248,943
St. Modwen Properties PLC		14,218	168,390
			3,791,644
INDUSTRIAL	5.5%
Brixton PLC		33,476	253,733
Segro PLC		57,809	627,650
			881,383
MALLS	2.8%
Liberty International PLC		21,147	440,786

3

		Number of Shares	Value

OFFICE	6.3%
Derwent London PLC		17,853	$597,111
Great Portland Estates PLC		30,648	400,659
			997,770
SELF STORAGE	0.7%
Safestore Holdings Ltd.		30,333	109,665

SHOPPING CENTER	4.2%
Hammerson PLC		27,672	667,089
TOTAL UNITED KINGDOM			6,888,337
TOTAL COMMON STOCK(b) (Identified cost—$17,032,349)			14,785,808

		Principal Amount
COMMERCIAL PAPER	5.4%
New Center Asset Trust, 4.15%, due 8/1/07		$500,000	500,000
San Paolo U.S. Finance Co., 4.15%, due 8/1/07		359,000	359,000
TOTAL COMMERCIAL PAPER (Identified cost—$859,000)			859,000

TOTAL INVESTMENTS (Identified cost—$17,891,349)	98.3%		15,644,808

OTHER ASSETS IN EXCESS OF LIABILITIES	1.7%		264,028

NET ASSETS	100.0%		$15,908,836

Note: Percentages indicated are based on the net assets of the fund.
(a)	Non-income producing security.
(b)

All securities except Unibail-Rodamco, Alstria Office AG and Safestore Holdings, Ltd have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors.

4

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange (NYSE) but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund’s Board of Directors.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of July 31, 2007, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$28,291
Gross unrealized depreciation	(2,274,832)
Net unrealized depreciation	$(2,246,541)

Cost for federal income tax purposes	$17,891,349

Item 2. Controls and Procedures

(a)                    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                   During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                    Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name: James Giallanza

	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: September 28, 2007